Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 2, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Core Plus Income Fund (the “Fund”), a series of DWS Portfolio Trust (the “Trust”) (Reg. Nos. 002-13627 and 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 111 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on April 28, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3011.

Sincerely yours,

                    /s/James M. Wall
James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Matthew Wheeler, Esq., Vedder Price